MERRILL LYNCH
                                                              AGGREGATE BOND
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Annual Report
                                                              December 31, 1998

                     Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

DEAR SHAREHOLDER

Fiscal Year in Review

The investment objective of Merrill Lynch Aggregate Bond Index Fund is to seek to provide investment returns that, before expenses, replicate the total return of the unmanaged Lehman Brothers Aggregate Bond Index. The Index consists of securities from three major high-quality investment sectors: US Treasury and agency issues, US Government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. As of December 31, 1998, the Index was comprised of 7,218 securities, up from the 6,188 issues at 1997's year-end. The US Government and agency securities sector had 1,947 securities in the Index, which accounted for 46.3% of the Index (down from 49.6% a year ago). The next largest sector, US Government agency MBS, had 544 positions and comprised 30.7% of the Index (an increase from 29.4% a year ago). The last sector of the Index, investment-grade corporate bonds, had the most securities at 4,613, although its market value only accounted for 23% of the Index (up from 21% last year). Sector weighting and security selection in the underlying benchmark is determined by the market representation the sectors have in the overall market.

The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Aggregate Bond Index Series. In attempting to match the return of the Index (before expenses), the Series is constructed through a stratified sampling approach when selecting investments. This refers to duplicating investment characteristics of the various positions of the Series with the corresponding sector in the Index. This approach is necessary because replicating the Index is not practical because of its size and illiquidity of some issues. Each of the three sectors within the Series is separately managed. As of December 31, 1998, the Series was comprised of 205 positions.

The US Government and agency and corporate sectors are managed similarly. In these two sectors, the Series seeks to neutralize duration. Duration is an indicator of expected price volatility of a security (or group of securities) when interest rates change. Hence, if the duration of each sector is identical to the corresponding sector in the Index, then the price movement of that sector in the Series should match the price movement in the Index of that particular sector. In addition, duration-matching techniques are not complete until we conduct an analysis of the duration exposure for each part of the yield curve and match the distribution of the duration to ensure identical exposure. Therefore, the Series applies neutral partial duration in addition to total duration management to ensure tracking errors do not surface as a result of changes in the shape of the yield curve. Additionally, the corporate sector of the Series must also match the credit and industry exposure of the Index.

The MBS sector of the Series is managed in a slightly different manner. Unlike the US Government and agency and corporate sectors, which have well-defined maturities and therefore absolute durations, the MBS sector of the Series is subject to prepayments, which impact duration. Since analysis can be done to estimate future prepayments, the duration can be calculated assuming these projected prepayments. However, since an uncertainty of prepayments exists, there also is an uncertainty of duration. Accordingly, rather than managing the MBS sector using duration neutrality, we manage this sector of the Series by matching product. This entails having neutral exposure to coupon (5.5%-11%), mortgage original term (30-year, 15-year and balloon) and agency issues.

Returns for high-quality income securities were very attractive in 1998. Interest rates declined dramatically during the year, which resulted in higher bond prices, adding to the income generated by the securities. Many factors accounted for the lower interest rate environment. On the domestic front, economic growth began to weaken, threatening the expansion which has been in place nearly eight years. As a result, in an attempt to prevent a recession, the Federal Reserve Board lowered interest rates three times in the fall. In addition, interest rates were aided by another year of stable inflation. Producer prices were actually down for the year and consumer prices increased a negligible 1.6%. This created an environment of very high real interest rates and set the stage for a rally of 83 basis points-116 basis points (0.83%-1.16%) in intermediate-term and long-term maturity securities.

Other critical developments during the year included economic instability in Asia, along with its possible contagion and the near collapse of the Russian debt market. Closer to home, the near failure of a major hedge fund perpetuated a flight to quality by investors. While these events were positive for all the sectors of the Index, the liquidity crisis benefited the US Government securities sector, as investor demand focused on US Treasury issues.

Since the investments held by the Series do not exactly correspond to those of the Index, performance differences between the Series and the Index (also known as tracking error) are expected to occur to some extent. Tracking error has been low in 1998. In fact, before expenses, the performance of the positions held in the Series has followed the performance of the Index fairly closely.

For the year ended December 31, 1999, the Fund's Class A and Class D Shares had total returns of +8.56% and +8.29%, respectively. This compares to the total return of +8.69% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. The ten-year US Treasury note started the year with a 5.74% yield. The US Government sector of the Index saw the highest total return, with +9.85% for the year. The liquidity crisis witnessed during the fall caused yield spreads of MBS and corporate bonds to widen relative to their US Government counterparts. Therefore, these securities did not appreciate to the same degree as US Government securities since investors focused primarily on those issues, regardless of relative value analysis. Accordingly, for the year ended December 31, 1998, the MBS sector of the Index provided a total return of +6.96%, while the corporate bond sector had a total return of +8.57%.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Jay C. Harbeck

Jay C. Harbeck
Senior Vice President and
Co-Portfolio Manager


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Senior Vice President and
Co-Portfolio Manager


/s/ Gregory Mark Maunz

Gregory Mark Maunz
Senior Vice President and
Co-Portfolio Manager

January 29, 1999

--------------------------------------------------------------------------------
On January 29, 1999, Jay C. Harbeck retired as Senior Vice President and Co-Portfolio Manager of Merrill Lynch Aggregate Bond Index Fund. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Harbeck well in his retirement.
--------------------------------------------------------------------------------


                                      2 & 3

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                                      Standardized
                                                     12 Month         3 Month      Since Inception    30-Day Yield
                                                   Total Return    Total Return     Total Return     As of 12/31/98
===================================================================================================================
ML Aggregate Bond Index Fund Class A Shares*          +8.56%           +0.33%         +18.87%             5.29%
-------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*          +8.29            +0.26          +18.35              5.05
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                +8.69            +0.34          +19.44
===================================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund commenced operations on 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/03/97 to 12/31/98.

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Aggregate Bond Index:

Beginning and ending values are:

                                               4/30/97**           12/98
ML Aggregate Bond Index Fund+--
Class A Shares*                                $10,000            $11,887
ML Aggregate Bond Index Fund+--
Class D Shares*                                $10,000            $11,835
Lehman Brothers Aggregate Bond
Index++--                                      $10,000            $11,944

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of Operations.
+ The Fund invests all of its assets in Merrill Lynch Aggregate Bond Index Series of Merrill Lynch Index Trust. The Trust may invest in a statistically selected sample of fixed-income securities and other types of financial instruments.
++ This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association and investment-grade (rated BBB or better) corporate bonds.

Past performance is not predictive of future performance.

Average Annual Total Return

                                                                       % Return
================================================================================
Class A Shares
================================================================================
Year Ended 12/31/98                                                      + 8.56%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/98                                     +10.41
--------------------------------------------------------------------------------

                                                                       % Return
================================================================================
Class D Shares
================================================================================
Year Ended 12/31/98                                                      + 8.29%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/98                                     +10.14
--------------------------------------------------------------------------------


                                      4 & 5

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND       As of December 31, 1998
=================================================================================================================================
Assets:          Investment in Merrill Lynch Aggregate Bond Index Series, at value
                   (identified cost--$419,478,095) (Note 1a) ....................................                    $433,980,303
                 Deferred organization expenses (Note 1d) .......................................                           7,488
                 Prepaid registration fees (Note 1d) ............................................                           8,725
                                                                                                                     ------------
                 Total assets ...................................................................                     433,996,516
                                                                                                                     ------------
=================================================================================================================================
Liabilities:     Payables:
                   Dividends and distributions to shareholders (Note 1e) ........................ $    462,165
                   Distributor (Note 2) .........................................................       19,202
                   Administrative fees (Note 2) .................................................       14,668            496,035
                                                                                                  ------------
                 Accrued expenses and other liabilities .........................................                         111,433
                                                                                                                     ------------
                 Total liabilities ..............................................................                         607,468
                                                                                                                     ------------
=================================================================================================================================
Net Assets:      Net assets .....................................................................                    $433,389,048
                                                                                                                     ============
=================================================================================================================================
Net Assets       Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                     $      3,317
Consist of:      Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                              769
                 Paid-in capital in excess of par ...............................................                     418,834,805
                 Undistributed realized capital gains on investments from the Series--net .......                          47,949
                 Unrealized appreciation on investments from the Series--net ....................                      14,502,208
                                                                                                                     ------------
                 Net assets .....................................................................                    $433,389,048
                                                                                                                     ============
=================================================================================================================================
Net Asset        Class A--Based on net assets of $351,785,913 and 33,165,113 shares outstanding .                    $      10.61
Value:                                                                                                               ------------
                 Class D--Based on net assets of $81,603,135 and 7,690,405 shares outstanding ...                    $      10.61
                                                                                                                     ------------
=================================================================================================================================

                 See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND       For the Year Ended December 31, 1998
=================================================================================================================================
Investment       Investment income allocated from the Series ....................................                    $ 25,104,807
Income           Expenses allocated from the Series .............................................                        (495,877)
                                                                                                                     ------------
(Note 1b):       Net investment income from the Series ..........................................                      24,608,930
                                                                                                                     ------------
=================================================================================================================================
Expenses:        Administration fee (Note 2) .................................................... $    553,925
                 Transfer agent fees (Note 2) ...................................................      276,277
                 Account maintenance fee--Class D (Note 2) ......................................      188,135
                 Printing and shareholder reports ...............................................      117,996
                 Registration fees (Note 1d) ....................................................      102,329
                 Professional fees ..............................................................       16,058
                 Amortization of organization expenses (Note 1d) ................................        2,396
                 Accounting services (Note 2) ...................................................        1,222
                 Other ..........................................................................        4,207
                                                                                                  ------------
                 Total expenses before reimbursement ............................................    1,262,545
                 Reimbursement of expenses (Note 2) .............................................     (184,245)
                                                                                                  ------------
                 Total expenses after reimbursement .............................................                       1,078,300
                                                                                                                     ------------
                 Investment income--net .........................................................                      23,530,630
                                                                                                                     ------------
=================================================================================================================================
Realized &       Realized gain on investments from the Series--net ..............................                       1,795,467
Unrealized       Change in unrealized appreciation on investments from the Series--net ..........                       7,162,089
Gain from the                                                                                                        ------------
Series--Net:     Net Increase in Net Assets Resulting from Operations ...........................                    $ 32,488,186
                                                                                                                     ============
=================================================================================================================================

                 See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                        For the      For the Period
AGGREGATE BOND                                                                                     Year Ended   April 3, 1997+ to
INDEX FUND       Increase (Decrease) in Net Assets:                                               Dec. 31, 1998   Dec. 31, 1997
=================================================================================================================================
Operations:      Investment income--net ......................................................... $ 23,530,630       $  9,002,884
                 Realized gain on investments from the Series--net ..............................    1,795,467            870,653
                 Change in unrealized appreciation on investments from the Series--net ..........    7,162,089          7,340,119
                                                                                                  ------------       ------------
                 Net increase in net assets resulting from operations ...........................   32,488,186         17,213,656
                                                                                                  ------------       ------------
=================================================================================================================================
Dividends &      Investment income--net:
Distributions to   Class A ......................................................................  (19,203,438)        (7,292,400)
Shareholders       Class D ......................................................................   (4,327,192)        (1,710,484)
(Note 1e):       Realized gain on investments from the Series--net:
                   Class A ......................................................................   (1,358,966)          (709,638)
                   Class D ......................................................................     (319,027)          (161,015)
                 In excess of realized gain on investments from the Series--net:
                   Class A ......................................................................           --            (56,667)
                   Class D ......................................................................           --            (12,858)
                                                                                                  ------------       ------------
                 Net decrease in net assets resulting from dividends and distributions
                   to shareholders ..............................................................  (25,208,623)        (9,943,062)
                                                                                                  ------------       ------------
=================================================================================================================================
Capital Share    Net increase in net assets derived from capital share transactions .............  118,835,556        299,978,335
Transactions                                                                                      ------------       ------------
(Note 4):
=================================================================================================================================
Net Assets:      Total increase in net assets ...................................................  126,115,119        307,248,929
                 Beginning of period ............................................................  307,273,929             25,000
                                                                                                  ------------       ------------
                 End of period .................................................................. $433,389,048       $307,273,929
                                                                                                  ============       ============
=================================================================================================================================

                    + Commencement of operations.

                     See Notes to Financial Statements


                                      6 & 7

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

FINANCIAL HIGHLIGHTS

                  The following per share data
                  and ratios have been derived                             Class A                           Class D
                  from information provided                   --------------------------------  --------------------------------
MERRILL LYNCH     in the financial statements.                   For the      For the Period       For the      For the Period
AGGREGATE BOND                                                 Year Ended    April 3, 1997+ to   Year Ended    April 3, 1997+ to
INDEX FUND        Increase (Decrease) in Net Asset Value:     Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998    Dec. 31, 1997
================================================================================================================================
Per Share         Net asset value, beginning of period .......     $  10.42           $  10.00        $ 10.42            $ 10.00
Operating                                                          --------           --------        -------            -------
Performance:      Investment income--net .....................          .64                .48            .61                .46
                  Realized and unrealized gain on investments
                    from the Series--net .....................          .23                .45            .23                .45
                                                                   --------           --------        -------            -------
                  Total from investment operations ...........          .87                .93            .84                .91
                                                                   --------           --------        -------            -------
                  Less dividends and distributions:
                    Investment income--net ...................         (.64)              (.48)          (.61)              (.46)
                    Realized gain on investments
                      from the Series--net ...................         (.04)              (.03)          (.04)              (.03)
                    In excess of realized gain on investments
                      from the Series--net ...................           --                 --++           --                 --++
                                                                   --------           --------        -------            -------
                  Total dividends and distributions ..........         (.68)              (.51)          (.65)              (.49)
                                                                   --------           --------        -------            -------
                  Net asset value, end of period .............     $  10.61           $  10.42        $ 10.61            $ 10.42
                                                                   ========           ========        =======            =======
================================================================================================================================
Total Investment  Based on net asset value per share .........        8.56%              9.49%++        8.29%              9.29%++++
Return:                                                            ========           ========        =======            =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement+++ ..........         .35%               .35%*          .60%               .60%*
Net Assets:                                                        ========           ========        =======            =======
                  Expenses+++ ................................         .40%               .52%*          .65%               .77%*
                                                                   ========           ========        =======            =======
                  Investment income--net .....................        5.99%              6.22%*         5.75%              5.98%*
                                                                   ========           ========        =======            =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) ...     $351,786           $251,140        $81,603            $56,134
Data:                                                              ========           ========        =======            =======
================================================================================================================================

                   *    Annualized.
                   +    Commencement of operations.
                   ++   Amount is less than $.01 per share.
                   +++  Includes the Fund's share of the Series' allocated
                        expenses.
                   ++++ Aggregate total investment return.

                        See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.14% of the Fund's average daily net assets for the performance of administrative services (other than


                                      8 & 9

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH AGGREGATE BOND INDEX FUND

investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 1998, MLAM earned fees of $553,925, of which $178,361 was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $5,884.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD") a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 1998 were $133,010,697 and $40,158,269, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $118,835,556 and $299,978,335 for the year ended December 31, 1998 and for the period April 3, 1997 to December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 1998                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ...................................  18,291,863       $ 192,469,737
Shares issued to shareholders
in reinvestment of dividends
and distributions .............................   1,779,251          18,748,052
                                                -----------       -------------
Total issued ..................................  20,071,114         211,217,789
Shares redeemed ............................... (11,018,167)       (116,697,778)
                                                -----------       -------------
Net increase ..................................   9,052,947       $  94,520,011
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
April 3, 1997+ to December 31, 1997                Shares              Amount
--------------------------------------------------------------------------------
Shares sold ...................................  25,730,300        $262,000,547
Shares issued to shareholders
in reinvestment of dividends
and distributions .............................     719,579           7,438,280
                                                 ----------        ------------
Total issued ..................................  26,449,879         269,438,827
Shares redeemed ...............................  (2,338,963)        (24,009,006)
                                                 ----------        ------------
Net increase ..................................  24,110,916        $245,429,821
                                                 ==========        ============
--------------------------------------------------------------------------------

+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 1998                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ...................................   4,911,003        $ 51,769,208
Shares issued to shareholders
in reinvestment of dividends
and distributions .............................     370,997           3,909,217
                                                 ----------        ------------
Total issued ..................................   5,282,000          55,678,425
Shares redeemed ...............................  (2,979,562)        (31,362,880)
                                                 ----------        ------------
Net increase ..................................   2,302,438        $ 24,315,545
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
April 3, 1997+ to December 31, 1997                Shares              Amount
--------------------------------------------------------------------------------
Shares sold ...................................   6,726,307        $ 68,244,160
Shares issued to shareholders
in reinvestment of dividends
and distributions .............................     145,936           1,506,072
                                                 ----------        ------------
Total issued ..................................   6,872,243          69,750,232
Shares redeemed ...............................  (1,485,526)        (15,201,718)
                                                 ----------        ------------
Net increase ..................................   5,386,717        $ 54,548,514
                                                 ==========        ============
--------------------------------------------------------------------------------

+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

MERRILL LYNCH AGGREGATE BOND INDEX FUND

The Board of Directors and Shareholders, Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Aggregate Bond Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 17, 1999


                                     10 & 11

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

IMPORTANT TAX INFORMATION (unaudited)

MERRILL LYNCH AGGREGATE BOND INDEX FUND

None of the net investment income distributions paid monthly by Merrill Lynch Aggregate Bond Index Fund during the fiscal year ended December 31, 1998 qualify for the dividends received deduction for corporations. Additionally, the Fund paid short-term and long-term capital gains distributions of $.014537 and $.026771 per share, respectively, to shareholders of record on December 22, 1998.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed at right are the percentages of total assets of the Fund invested in Federal obligations as of the end of each quarter of the fiscal year:

--------------------------------------------------------------------------------
     For the                                                    Percentage of
  Quarter Ended                                             Federal Obligations*
--------------------------------------------------------------------------------
March 31, 1998 ...........................................         45.14%
June 30, 1998 ............................................         47.44
September 30, 1998 .......................................         45.31
December 31, 1998 ........................................         42.61
--------------------------------------------------------------------------------

* For purposes of this calculation, Federal obligations include US Treasury Notes, US Treasury Bills, and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.

Of the Fund's net investment income distributions paid monthly during the fiscal year ended December 31, 1998, 47.81% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

Please retain this information for your records.

SCHEDULE OF INVESTMENTS

                     Merrill Lynch Aggregate Bond Index Series
                     ---------------------------------------------------------------------------------------------------------------
                                                                 Face    Interest          Maturity                         Value
                     Issue                                      Amount     Rate             Date(s)           Cost        (Note 1a)
====================================================================================================================================
US Government &      Federal Home Loan Mortgage Corp.       $ 5,800,000    5.75 %          7/15/2003        $ 5,922,632  $ 5,949,524
Agency Obligations                                            1,300,000    7.18            6/27/2006          1,450,719    1,445,028
--46.08%
====================================================================================================================================
                     Federal National Mortgage Association      300,000    5.45           10/10/2003            306,938      304,359
                                                                220,000    6.85            4/05/2004            236,345      235,882
                                                              1,700,000    5.75            2/15/2008          1,747,638    1,760,299
====================================================================================================================================
                     Financing Corp.                            400,000    9.80           11/30/2017            600,000      586,436
====================================================================================================================================
                     Tennessee Valley Authority, Series E     1,490,000    6.25           12/15/2017          1,537,882    1,545,413
====================================================================================================================================
                     United States Treasury Bonds            25,510,000    8.75            5/15/2017         32,122,298   35,486,706
                                                              8,370,000    6.625           2/15/2027          8,332,363    9,900,120
                                                              5,500,000    6.375           8/15/2027          5,783,664    6,321,535
                                                              2,200,000    6.125          11/15/2027          2,284,813    2,462,614
====================================================================================================================================
                     United States Treasury Notes            10,000,000    6.25            5/31/1999         10,034,994   10,062,500
                                                              1,330,000    6.00            6/30/1999          1,336,791    1,339,137
                                                             10,150,000    5.875           8/31/1999         10,142,031   10,229,272
                                                             11,000,000    6.375           5/15/2000         11,065,830   11,244,090
                                                             16,840,000    6.00            8/15/2000         16,838,939   17,187,241
                                                              9,300,000    5.75           11/15/2000          9,378,117    9,480,141
                                                                400,000    5.375           2/15/2001            400,109      406,124
                                                             15,000,000    6.50            5/31/2002         15,060,237   15,836,700
                                                                550,000    6.25            6/30/2002            553,452      577,329
                                                              2,100,000    6.00            7/31/2002          2,091,984    2,188,599
                                                              6,800,000    6.25            8/31/2002          6,844,828    7,147,412
                                                              3,500,000    5.875           9/30/2002          3,488,125    3,637,795
                                                              3,300,000    5.75           10/31/2002          3,300,445    3,418,602
                                                              2,100,000    5.75           11/30/2002          2,102,945    2,177,112
                                                              1,800,000    5.625          12/31/2002          1,807,680    1,859,904
                                                              5,900,000    5.50            1/31/2003          5,915,541    6,074,227
                                                              3,000,000    6.25            2/15/2003          3,076,996    3,172,500
                                                              2,800,000    5.25            8/15/2003          2,892,477    2,871,316
                                                              3,500,000    5.75            8/15/2003          3,560,109    3,654,770
                                                              5,500,000    5.875          11/15/2005          5,801,445    5,866,960
                                                              4,650,000    6.25            2/15/2007          4,488,689    5,100,445
                                                              5,400,000    6.625           5/15/2007          5,530,381    6,072,462
                                                              4,400,000    6.125           8/15/2007          4,536,359    4,805,636
====================================================================================================================================
                     Total Investments in US Government & Agency Obligations--46.08%                        190,573,796  200,408,190
====================================================================================================================================
US Government Agency Federal Home Loan Mortgage               1,400,000    5.50             TBA(2)            1,382,938    1,382,938
Mortgage-Backed      Corporation Participation                  857,086    6.00       4/01/2013--8/01/2013      850,271      859,966
Obligations*--       Certificates--Gold Program               8,170,186    6.50       4/01/2008--5/01/2013    8,193,280    8,291,200
30.22%                                                        6,304,025    6.50      8/01/2028--10/01/2028    6,319,083    6,349,284
                                                             10,954,154    7.00      9/01/2025--11/01/2028   11,046,195   11,166,620
                                                              5,018,900    7.00       1/01/2008--6/01/2013    5,101,685    5,124,089
                                                                717,962    7.00(1)   7/01/2004--11/01/2004      724,254      724,474
                                                              1,200,000    7.00             TBA(2)            1,223,250    1,223,250
                                                              2,191,022    7.50       5/01/2009--5/01/2013    2,245,580    2,250,587
                                                              7,397,414    7.50       1/01/2023--3/01/2028    7,554,986    7,596,721
                                                                693,227    8.00       5/01/2012--9/01/2012      712,743      720,520
                                                              6,054,291    8.00       6/01/2024--1/01/2028    6,244,862    6,270,317
                                                                660,837    9.00            6/01/2025            705,031      701,928
                                                                659,024    9.50            2/01/2019            705,992      710,092
                                                              2,110,166    9.50      8/01/2020--10/01/2024    2,270,428    2,266,984
====================================================================================================================================
                     Federal National Mortgage Association      192,352    5.50            6/01/2011            179,489      189,886
                     Mortgage-Backed Securities                 700,000    5.50             TBA(2)              692,125      691,026
                                                                493,108    6.00(1)   10/01/2004--11/01/2004     492,489      495,684
                                                              9,305,306    6.00      2/01/2013--12/01/2028    8,967,591    9,240,374
                                                                600,000    6.00             TBA(2)              592,125      592,122
                                                              1,420,989    6.50(1)   5/01/2004--10/01/2004    1,413,687    1,434,562
                                                             15,085,794    6.50      12/01/2025--12/01/2028  15,033,190   15,185,071


                                     12 & 13

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

                      Merrill Lynch Aggregate Bond Index Series (continued)
                      --------------------------------------------------------------------------------------------------------------
                                                                  Face    Interest       Maturity                            Value
                      Issue                                      Amount     Rate          Date(s)             Cost         (Note 1a)
====================================================================================================================================
US Government Agency  Federal National Mortgage Association   $1,600,000    6.50%         TBA(2)          $  1,610,500  $  1,610,500
Mortgage-Backed       Mortgage-Backed Securities (concluded)   9,429,120    7.00    4/01/2027--9/01/2028     9,343,749     9,617,713
Obligations*                                                   6,086,881    7.50   8/01/2027--11/01/2027     6,146,302     6,252,327
(concluded)                                                      492,788    9.50   12/01/2017--1/01/2025       530,102       526,556
====================================================================================================================================
                      Government National Mortgage
                      Association                              2,230,851    6.00   3/15/2011--10/15/2028     2,184,487     2,239,360
                      Mortgage-Backed Securities               4,044,237    6.50   4/15/2026--10/15/2028     3,986,358     4,084,930
                                                                 200,000    6.50          TBA(2)               202,000       202,000
                                                               7,454,813    7.00   12/15/2023--9/15/2028     7,559,024     7,627,475
                                                               5,015,523    7.50    3/15/2024--7/15/2028     5,116,983     5,170,944
                                                               5,499,122    8.00   12/15/2022--4/15/2028     5,653,817     5,721,472
                                                               3,343,708    8.50    7/15/2025--3/15/2028     3,498,961     3,546,770
                                                                 740,716    9.00   11/15/2016--11/15/2019      796,363       796,432
                                                                 525,613    9.50    2/15/2017--9/15/2021       570,887       564,430
====================================================================================================================================
                      Total Investments in US Government Agency Mortgage-Backed Obligations--30.22%        129,850,807   131,428,604
====================================================================================================================================

====================================================================================================================================
                        S&P     Moody's    Face
INDUSTRIES            Ratings   Ratings   Amount                 Corporate Bonds & Notes
====================================================================================================================================
Asset-Backed           AAA        Aaa   $1,000,000  Standard Credit Card Master Trust, 5.50% due
Securities**                                        1/07/1999                                                  990,000     1,000,000
--0.23%
====================================================================================================================================
Banking--2.26%         A          A1     1,000,000  BankAmerica Corporation, 6.875% due 6/01/2003            1,036,840     1,047,760
                       A          A1     1,000,000  Chase Manhattan Corp., 9.75% due 11/01/2001              1,112,050     1,108,600
                                                    Citicorp:
                       A+         A1       500,000    9.50% due 2/01/2002                                      553,875       554,905
                       A+         A1       500,000    7.625% due 5/01/2005                                     527,890       545,530
                       A          A2     1,000,000  First Bank Systems Inc., 7.55% due 6/15/2004             1,070,160     1,088,720
                       BBB+       A3     1,020,000  Fleet/Norstar Financial Group, Inc., 8.125% due
                                                    7/01/2004                                                1,066,374     1,139,391
                       A          Aa3      500,000  NationsBank Corp., 6.50% due 8/15/2003                     500,435       517,340
                       AA-        Aa3    1,335,000  Norwest Corporation, 5.75% due 2/01/2003                 1,259,239     1,343,918
                       A+         A1     1,050,000  Republic New York Corp., 7.53% due 12/04/2026            1,047,323     1,143,303
                       AA         Aa1      230,000  Swiss Bank Corp. N.Y., 7.50% due 7/15/2025                 225,195       249,890
                       A-         Aa3    1,000,000  Wells Fargo Capital, 8.125% due 12/01/2026(a)              967,500     1,109,209
                                                                                                             ---------     ---------
                                                                                                             9,366,881     9,848,566
====================================================================================================================================
Financial Services--   A          A2       500,000  The Bear Stearns Companies Inc., 6.125% due
1.74%                                               2/01/2003                                                  499,620       503,395
                       A+         Aa3      500,000  CITIGROUP Capital II, 7.75% due 12/01/2036                 507,205       536,902
                       BBB        Baa1     500,000  EOP Operating LP, 6.75% due 2/15/2008(a)                   503,215       488,424
                       A          A2       500,000  Equitable Companies, Inc., 9% due 12/15/2004               569,820       578,700
                       A-         A3       200,000  Heller Financial, Inc., 7% due 5/15/2002                   197,878       206,994
                                                    Lehman Brothers, Inc.:
                       A          Baa1   1,000,000    10% due 5/15/1999                                      1,055,900     1,013,660
                       A          Baa1     500,000    7.625% due 6/01/2006                                     536,160       526,200
                       A+         A1     1,000,000  Morgan Stanley Group Inc., 6.50% due 3/30/2001           1,016,970     1,021,900
                       NR++       Baa1   1,000,000  PaineWebber Group, Inc., 7.74% due 1/30/2012             1,063,050     1,135,400
                       A          Aa3    1,000,000  Salomon Smith Barney Holdings, Inc., 7.125% due
                                                    10/01/2006                                                 998,100     1,063,061
                       BBB        Baa2     500,000  Spieker Properties, Inc., 6.875% due 2/01/2005             502,505       492,405
                                                                                                             ---------     ---------
                                                                                                             7,450,423     7,567,041
====================================================================================================================================
Financial Services--                                Associates Corp. N.A.:
Consumer--1.16%        AA-        Aa3      500,000    7.46% due 3/28/2000                                      513,070       512,460
                       AA-        Aa3      500,000    7.125% due 5/15/2000                                     509,825       511,550
                       AA-        Aa3      500,000    7.23% due 5/17/2006                                      525,535       543,355
                       A+         Aa3      200,000  CIT Group Holdings, Inc., 5.875% due 10/15/2008            178,758       201,834
                       A+         Aa3    1,000,000  Commercial Credit Co., 6.125% due 3/01/2000                985,890     1,008,040
                       A-         Baa1     500,000  Finova Capital Corp., 6.45% due 6/01/2000                  502,715       504,730
                       A          A2     1,250,000  Household Finance Corp., 7.75% due 6/01/1999             1,279,178     1,261,675
                       A-         A3       500,000  Washington Mutual, Inc., 7.25% due 6/15/2001               516,945       515,820
                                                                                                             ---------     ---------
                                                                                                             5,011,916     5,059,464
====================================================================================================================================
Foreign Government     AA+        Aa2      500,000  Canadian Government Bonds, 5.25% due 11/05/2008            499,885       500,625
Obligations--1.44%     BBB+       A3     1,000,000  People's Republic of China, 7.30% due 12/15/2008           996,780       995,200
                       AA         Aa2    1,000,000  Province of British Columbia, 7.25% due 9/01/2036        1,019,840     1,153,540
                                                    Province of Ontario:
                       AA-        Aa3      500,000    7.375% due 1/27/2003                                     524,060       541,365
                       AA-        Aa3      500,000    7.625% due 6/22/2004                                     531,870       554,080
                                                    Province of Saskatchewan:
                       A          A2       750,000    8% due 7/15/2004                                         825,255       841,770
                       A          A3       400,000    9.125% due 2/15/2021                                     513,708       540,432
                       AA         Aa3    1,000,000  Republic of Italy, 6.875% due 9/27/2023                    967,770     1,116,100
                                                                                                             ---------     ---------
                                                                                                             5,879,168     6,243,112
====================================================================================================================================
Industrial--Consumer   A+         A1     1,000,000  Anheuser-Busch Co., Inc., 6.75% due 11/01/2006             969,880     1,058,380
Goods--1.22%           A+         A3     1,000,000  Coca-Cola Enterprises, 6.75% due 9/15/2028               1,011,695     1,035,050
                       AA         Aa2    1,000,000  McDonald's Corp., 5.35% due 9/15/2008                    1,005,310     1,000,140
                       BBB        Baa2   1,000,000  Nabisco, Inc., 6% due 2/15/2001                            997,450       988,120
                                                    Philip Morris Companies, Inc.:
                       A          A2       500,000    9% due 1/01/2001                                         534,935       533,820
                       A          A2       365,000    6.95% due 6/01/2006                                      367,606       388,721
                       BBB-       Baa3     300,000  RJR Nabisco, Inc., 8.75% due 7/15/2007                     319,341       302,256
                                                                                                             ---------     ---------
                                                                                                             5,206,217     5,306,487
====================================================================================================================================
Industrial--           AA-        A2       500,000  Consolidated Natural Gas Co., 6.625% due 12/01/2008        493,905       536,855
Energy--1.01%          BBB        Baa2     500,000  Diamond Shamrock, Inc., 8% due 4/01/2023                   513,270       497,675
                       BBB+       Baa2     500,000  Enron Corp., 6.625% due 10/15/2003                         499,400       511,295
                                                    K N Energy, Inc.:
                       BBB-       Baa2     500,000    6.45% due 3/01/2003                                      500,510       502,870
                       BBB-       Baa2     500,000    6.65% due 3/01/2005                                      500,495       505,215
                       BBB        Baa2     500,000  Occidental Petroleum Corp., 10.125% due 11/15/2001         562,455       546,680
                       A-         A3     1,000,000  Phillips Petroleum Co., 8.86% due 5/15/2022              1,088,410     1,115,680
                       BBB-       Baa2     150,000  USX Corp., 8.125% due 7/15/2023                            165,882       159,231
                                                                                                             ---------     ---------
                                                                                                             4,324,327     4,375,501
====================================================================================================================================


                                     14 & 15

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

SCHEDULE OF INVESTMENTS (continued)


                  Merrill Lynch Aggregate Bond Index Series (continued)
                  ------------------------------------------------------------------------------------------------------------------
                    S&P    Moody's     Face                                                                                  Value
INDUSTRIES        Ratings  Ratings    Amount                 Corporate Bonds & Notes                              Cost     (Note 1a)
====================================================================================================================================
Industrial--       BBB+      A3    $  500,000  Applied Materials, Inc., 6.75% due 10/15/2007                 $   503,500   $ 503,230
Manufacturing--    A         A2       500,000  Atlantic Richfield Company, 8.44% due 2/21/2012                   578,335     605,270
3.68%              AA-       Aa3      500,000  The Boeing Company, 6.35% due 6/15/2003                           506,655     516,860
                   BBB+      Baa2     528,000  Celulosa Arauco, 6.75% due 12/15/2003                             520,091     478,801
                   A+        A2       150,000  Chrysler Corp., 7.45% due 3/01/2027                               157,253     172,181
                                               Ford Motor Credit Co.:
                   A         A1     1,000,000    7.75% due 11/15/2002                                          1,025,760   1,077,090
                   A         A1       500,000    7.20% due 6/15/2007                                             522,220     550,860
                   AAA       Aaa      300,000  General Electric Capital Corp., 8.375% due 3/01/2001              316,032     319,881
                                               General Motors Acceptance Corp.:
                   A         A2       100,000    9.375% due 4/01/2000                                            106,398     104,806
                   A         A2     1,000,000    5.20% due 10/26/2000                                            999,950     996,362
                   A         A2     1,400,000    9% due 10/15/2002                                             1,560,272   1,563,926
                   A         A2       600,000  General Motors Corporation, 8.80% due 3/01/2021                   737,202     773,208
                   BBB-      Baa2     500,000  Georgia-Pacific Corp., 7.375% due 12/01/2025                      512,055     511,380
                   A+        A1     1,000,000  International Business Machines Corp., 7.125% due 12/01/2096      948,080   1,121,140
                                               Lockheed Martin Corp.:
                   BBB+      A3       500,000    7.25% due 5/15/2006                                             522,245     540,955
                   BBB+      A3       500,000    7.70% due 6/15/2008                                             557,860     565,255
                                               Lucent Technologies, Inc.:
                   A         A2       900,000    6.90% due 7/15/2001                                             895,563     938,106
                   A         A2       500,000    5.50% due 11/15/2008                                            507,810     505,368
                                               Raytheon Company:
                   BBB       Baa1     600,000    6.75% due 3/15/2018                                             599,934     615,504
                   BBB       Baa1     500,000    7.20% due 8/15/2027                                             528,010     536,445
                   BBB+      Baa3     500,000  Saga Petroleum ASA, 7.25% due 9/23/2027                           503,060     463,645
                   BBB       Ba1      500,000  Seagate Technology, Inc. 7.45% due 3/01/2037                      505,315     484,425
                   A         A2     1,500,000  TRW Inc., 6.25% due 1/15/2010                                   1,486,005   1,511,895
                   A-        A2       500,000  Xerox Capital Trust I, 8% due 2/01/2027                           517,340     542,763
                                                                                                              ----------  ----------
                                                                                                              15,616,945  15,999,356
====================================================================================================================================
Industrial--                                   CSXCorporation:
Other--0.95%       BBB       Baa2     500,000    7.45% due 5/01/2007                                             536,420     544,855
                   BBB       Baa2     200,000    7.90% due 5/01/2017                                             222,970     225,388
                   BBB-      Baa3     750,000  Delta Air Lines, Inc., 10.375% due 2/01/2011                      978,495     957,510
                   BBB+      Baa1     500,000  Norfolk Southern Corp., 7.70% due 5/15/2017                       512,720     568,845
                   BBB-      Baa3   1,000,000  Union Pacific Corp., 9.625% due 12/15/2002                      1,135,940   1,127,100
                   BB+       Baa3     650,000  United Air Lines, Inc., 9% due 12/15/2003                         721,292     715,320
                                                                                                              ----------  ----------
                                                                                                               4,107,837   4,139,018
====================================================================================================================================
Industrial--       BBB+      Baa2   1,000,000  American Stores Co., 9.125% due 4/01/2002                       1,110,040   1,101,120
Services--3.12%    BBB-      Baa3     450,000  Comcast Cable Communications, 8.375% due 5/01/2007                491,864     520,840
                   A-        Baa1     500,000  Computer Associates, 6.375% due 4/15/2005(b)                      491,015     497,923
                   A-        A3     1,000,000  Dayton Hudson Co., 10% due 1/01/2011                            1,227,430   1,318,100
                   A         A2       500,000  First Data Corporation, 6.75% due 7/15/2005                       517,910     519,725
                   BBB+      A3     1,000,000  Hertz Corp., 7% due 1/15/2028                                     970,760   1,027,340
                                               May Department Stores Co.:
                   A         A2       360,000    7.60% due 6/01/2025                                             345,942     414,130
                   A         A2       500,000    6.70% due 9/15/2028                                             504,615     513,565
                   BBB-      Baa3   1,000,000  News America Holdings, Inc., 8.50% due 2/15/2005                1,073,535   1,122,270
                                               Penney (J.C.)&Co.:
                   A         A2     1,000,000    7.60% due 4/01/2007                                           1,085,130   1,099,160
                   A         A2       200,000    7.95% due 4/01/2017                                             204,476     224,326
                   AA        Aa2    1,500,000  Procter & Gamble Co., 8% due 9/01/2024                          1,901,175   1,885,290
                   A-        A2       500,000  Sears Discover Credit Corp., 9.14% due 3/31/2012                  605,320     630,380
                   A-        A2       500,000  Sears, Roebuck & Co., 6.25% due 1/15/2004                         493,995     512,230
                   BBB-      Baa3     500,000  TCI Communications, Inc., 6.875% due 2/15/2006                    482,050     533,535
                   BBB-      Ba1      100,000  Tele-Communications, Inc., 9.80% due 2/01/2012                    110,548     133,536
                                               Time Warner, Inc.:
                   BBB       Baa3     500,000    7.95% due 2/01/2000                                             515,375     512,970
                   BBB       Baa3     400,000    8.18% due 8/15/2007                                             410,104     463,420
                   A         A2       500,000  The Walt Disney Company, 6.75% due 3/30/2006                      512,650     541,070
                                                                                                              ----------  ----------
                                                                                                              13,053,934  13,570,930
====================================================================================================================================
Utilities--        A         Baa1   1,000,000  360 Communications Co., 7.125% due 3/01/2003                    1,019,270   1,058,250
Communications--   AA        Aa2    1,000,000  Bell Atlantic, PA, 6% due 12/01/2028                              993,000     980,620
1.63%              AAA       Aaa      900,000  BellSouth Telecommunications, Inc., 6.75% due 10/15/2033          796,973     900,828
                   A         Baa1     750,000  GTE Corp., 7.83% due 5/01/2023                                    722,123     808,260
                   BBB+      Baa2     150,000  MCI Communications Corp., 7.50% due 8/20/2004                     155,665     164,076
                   AA        Aa3      500,000  SBC Communications Capital Corp., 6.625% due 7/15/2007            518,080     539,850
                   A-        A3       500,000  U S West Capital Funding, Inc., 6.875% due 7/15/2028              519,175     533,965
                   A+        A2       700,000  U S West Communications, Inc., 6.875% due 9/15/2033               667,635     729,638
                                               WorldCom, Inc.:
                   BBB+      Baa2     500,000    6.40% due 8/15/2005                                             498,990     519,660
                   BBB+      Baa2     750,000    7.75% due 4/01/2007                                             776,430     847,238
                                                                                                              ----------  ----------
                                                                                                               6,667,341   7,082,385
====================================================================================================================================
Utilities--        AA-       A1     1,470,000  Baltimore Gas & Electric Co., 8.375% due 8/15/2001              1,551,365   1,577,457
Gas & Electric--   BBB-      Baa3     500,000  Commonwealth Edison, 6.95% due 7/15/2018                          497,860     520,191
2.08%              BBB+      Baa3     500,000  Consumers Energy Company, 6.375% due 2/01/2008                    488,120     504,136
                                               Detroit Edison Co.:
                   BBB+      A3       100,000    5.93% due 2/01/2001                                              96,905     101,060
                   A-        A3       500,000    7.22% due 8/01/2002                                             518,860     527,150
                   AA-       Aa3    1,000,000  Florida Power Corp., 6.875% due 2/01/2008                       1,093,190   1,085,980
                   A-        A3       500,000  Houston Lighting & Power Co., 8.75% due 3/01/2022                 538,705     556,730
                   A-        A3     1,000,000  Pennsylvania Power & Light Resources, Inc., 8.50% due
                                               5/01/2022                                                       1,056,750   1,095,860
                   A-        A3     1,700,000  Public Service Electric & Gas Co., 6.50% due 6/01/2000          1,699,252   1,721,148
                   AA+       Aa2    1,250,000  Wisconsin Electric Power Co., 7.25% due 8/01/2004               1,280,138   1,367,225
                                                                                                              ----------  ----------
                                                                                                               8,821,145   9,056,937
====================================================================================================================================


                                       16 & 17

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

                  Merrill Lynch Aggregate Bond Index Series (concluded)
                  ----------------------------------------------------------------------------------------------------------------
                    S&P    Moody's      Face                                                                                Value
INDUSTRIES        Ratings  Ratings     Amount               Corporate Bonds & Notes                            Cost      (Note 1a)
==================================================================================================================================
Yankees--          AA-       Aa3    $  425,000  Abbey National First Capital, 8.20% due 10/15/2004       $    450,003 $    474,908
Corporate--1.90%   BBB+      A2        500,000  BCH Cayman Islands, 6.50% due 2/15/2006                       493,985      503,435
                   A         A3        500,000  BHP Finance USA Ltd., 6.42% due 3/01/2026                     497,170      497,025
                   BBB+      Baa3      400,000  Fairfax Financial Holdings Limited, 8.30% due 4/15/2026       438,736      418,092
                   A+        A1        550,000  Grand Metropolitan Investment PLC, 9% due 8/15/2011           617,518      697,279
                   A+        A2      1,000,000  Hydro-Quebec, 8.875% due 3/01/2026                          1,116,000    1,317,140
                   BBB       Baa2    1,000,000  Noranda Forest Inc., 6.875% due 11/15/2005                  1,002,540      965,450
                   A         A2        500,000  Norsk Hydro ASA, 6.70% due 1/15/2018                          497,440      499,454
                   BBB+      A3        500,000  Philips Electronics N.V., 7.75% due 5/15/2025                 512,285      535,800
                   A         A1      1,000,000  Santander Finance Ltd., 7% due 4/01/2006                    1,004,440    1,035,550
                   A+        Aa3       500,000  Sony Corporation, 6.125% due 3/04/2003                        498,940      510,770
                   A-        Baa1      500,000  Tyco International Group, Inc., 6.25% due 6/15/2003           501,190      505,115
                   A         A2        300,000  Western Mining, 7.25% due 11/15/2013                          291,822      309,636
                                                                                                         ------------ ------------
                                                                                                            7,922,069    8,269,654
==================================================================================================================================
                   Total Investments in Corporate Bonds & Notes--22.42%                                    94,418,203   97,518,451
==================================================================================================================================
                                                      Short-Term Securities
==================================================================================================================================
Repurchase                           5,639,000  Morgan Stanley & Co., purchased on 12/30/1998 to yield
Agreements***--                                 5.57% to 1/04/1999                                          5,639,000    5,639,000
1.29%
==================================================================================================================================
                   Total Investments in Short-Term Securities--1.29%                                        5,639,000    5,639,000
==================================================================================================================================
                   Total Investments--100.01%                                                            $420,481,806  434,994,245
                                                                                                         ============
                   Liabilities in Excess of Other Assets--(0.01%)                                                          (59,451)
                                                                                                                      ------------
                   Net Assets--100.00%                                                                                $434,934,794
                                                                                                                      ============
==================================================================================================================================

                   * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
                   **  Subject to principal paydowns.
                   *** Repurchase Agreements are fully collateralized by US
                       Government Agency Obligations.
                   ++  Not Rated.
                   (a) The security may be offered and sold to "qualified
                       institutional buyers" under Rule 144A of the Securities Act of 1933.
                   (b) Restricted securities as to resale. The value of the
                       Series' investments in restricted securities was approximately $498,000, representing 0.1% of net assets.

--------------------------------------------------------------
                                                       Value
Issue                  Acquisition Date  Cost        (Note 1a)
--------------------------------------------------------------
Computer Associates,
6.375% due 4/15/2005.      8/12/1998   $491,015      $497,923
--------------------------------------------------------------
Total                                  $491,015      $497,923
                                       ========      ========
--------------------------------------------------------------

(1) Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.
(2) Represents a "to-be-announced" (TBA) transaction. The Series has committed to purchasing securities for which final maturity information is not available at this time.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES    As of December 31, 1998
==================================================================================================================
Assets:         Investments, at value (identified cost--$420,481,806) (Note 1a) ........              $434,994,245
                Cash ...................................................................                   248,915
                Receivables:
                  Interest .............................................................  $5,414,782
                  Contributions ........................................................     664,369
                  Securities sold ......................................................     609,897     6,689,048
                                                                                          ----------
                Deferred organization expenses (Note 1f) ...............................                     5,520
                Prepaid expenses .......................................................                       296
                                                                                                      ------------
                Total assets ...........................................................               441,938,024
                                                                                                      ------------
==================================================================================================================
Liabilities:    Payables:
                  Securities purchased .................................................   6,228,786
                  Withdrawals ..........................................................     658,873
                  Investment adviser (Note 2) ..........................................      24,292     6,911,951
                                                                                          ----------
                Accrued expenses .......................................................                    91,279
                                                                                                      ------------
                Total liabilities ......................................................                 7,003,230
                                                                                                      ------------
==================================================================================================================
Net Assets:     Net assets .............................................................              $434,934,794
                                                                                                      ============
==================================================================================================================
Net Assets      Partners' capital ......................................................              $420,422,355
Consist of:     Unrealized appreciation on investments--net ............................                14,512,439
                                                                                                      ------------
                Net assets .............................................................              $434,934,794
                                                                                                      ============
==================================================================================================================

                See Notes to Financial Statements.


                                     18 & 19

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES         For the Year Ended December 31, 1998
=============================================================================================================
Investment Income    Interest and discount earned ..................................              $25,075,382
(Note 1e):           Other .........................................................                   37,022
                                                                                                  -----------
                     Total income ..................................................               25,112,404
                                                                                                  -----------
=============================================================================================================
Expenses:            Investment advisory fees (Note 2) .............................   $238,378
                     Accounting services (Note 2) ..................................    119,726
                     Custodian fees ................................................     54,909
                     Professional fees .............................................     49,041
                     Pricing fees ..................................................     29,781
                     Trustees' fees and expenses ...................................      3,393
                     Amortization of organization expenses (Note 1f) ...............      1,702
                     Interest ......................................................      1,402
                     Other .........................................................        766
                                                                                       --------
                     Total expenses before reimbursement ...........................    499,098
                     Reimbursement of expenses (Note 2) ............................     (2,537)
                                                                                       --------
                     Total expenses after reimbursement ............................                  496,561
                                                                                                  -----------
                     Investment income--net ........................................               24,615,843
                                                                                                  -----------
=============================================================================================================
Realized &           Realized gain from investments--net ...........................                1,822,916
Unrealized Gain on   Change in unrealized appreciation on investments--net .........                7,171,047
Investments--Net                                                                                  -----------
(Notes 1c, 1e & 3):  Net Increase in Net Assets Resulting from Operations ..........              $33,609,806
                                                                                                  ===========
=============================================================================================================

                     See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                              For the     For the Period
AGGREGATE BOND                                                                           Year Ended   April 3, 1997+ to
INDEX SERIES    Increase (Decrease) in Net Assets:                                     Dec. 31, 1998    Dec. 31, 1997
=======================================================================================================================
Operations:     Investment income--net .............................................    $ 24,615,843       $  9,362,915
                Realized gain on investments--net ..................................       1,822,916            870,626
                Change in unrealized appreciation on investments--net ..............       7,171,047          7,341,392
                                                                                        ------------       ------------
                Net increase in net assets resulting from operations ...............      33,609,806         17,574,933
                                                                                        ------------       ------------
=======================================================================================================================
Net Capital     Increase in net assets derived from net capital contributions ......      93,584,591        290,165,464
Contributions:                                                                          ------------       ------------
=======================================================================================================================
Net Assets:     Total increase in net assets .......................................     127,194,397        307,740,397
                Beginning of period ................................................     307,740,397                 --
                                                                                        ------------       ------------
                End of period ......................................................    $434,934,794       $307,740,397
                                                                                        ============       ============
=======================================================================================================================

                + Commencement of operations.
                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                    For the       For the Period
AGGREGATE BOND     The following ratios have been derived from                 Year Ended    April 3, 1997+ to
INDEX SERIES       information provided in the financial statements.          Dec. 31, 1998    Dec. 31, 1997
==============================================================================================================
Ratios to Average  Expenses, net of reimbursement .........................            .12%               .15%*
Net Assets:                                                                       ========           ========
                   Expenses ...............................................            .13%               .18%*
                                                                                  ========           ========
                   Investment income--net .................................           6.20%              6.34%*
                                                                                  ========           ========
==============================================================================================================
Supplemental       Net assets, end of period (in thousands) ...............       $434,935           $307,740
Data:                                                                             ========           ========
                   Portfolio turnover .....................................          27.89%             86.58%
                                                                                  ========           ========
==============================================================================================================

                + Commencement of operations.
                * Annualized.

                 See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term


                                     20 & 21

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH AGGREGATE BOND INDEX SERIES

securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements--The Series invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(g) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.06% of the average daily value of the Series' net assets. For the year ended December 31, 1998, MLAM earned fees of $238,378, of which $2,537 was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1998 were $220,941,543 and $103,703,230, respectively.

Net realized gains for the year ended December 31, 1998 and net unrealized gains as of December 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                        Realized     Unrealized
                                                          Gains         Gains
--------------------------------------------------------------------------------
Long-term investments ..............................   $1,822,916    $14,512,439
                                                       ----------    -----------
Total ..............................................   $1,822,916    $14,512,439
                                                       ==========    ===========
--------------------------------------------------------------------------------

As of December 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $14,504,190, of which $15,033,924 related to appreciated securities and $529,734 related to depreciated securities. At December 31, 1998, the aggregate cost of investments for Federal income tax purposes was $420,490,055.

INDEPENDENT AUDITORS' REPORT

MERRILL LYNCH AGGREGATE BOND INDEX SERIES

The Board of Trustees and Investors, Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Aggregate Bond Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Series of Merrill Lynch Index Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 17, 1999


                                     22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 1--12/98

[RECYCLE LOGO] Printed on post-consumer recycled paper